Statement of Stockholders Equity - EUR (€) € in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Beginning Balance at Dec. 31, 2012	€ 2,438	€ 45,791	€ (3,327)	€ (35,569)	€ (1,172)	€ 8,161
Beginning Balance (Shares) at Dec. 31, 2012						18,372,229
Net income (loss)				(5,021)		€ (5,021)
Translation adjustment			154			154
Warrants and stock options granted or exercised		367				367
Capital increase	444	5,227				€ 5,671
Capital increase (Shares)						3,417,441
Provision for retirement indemnities			(48)			€ (48)
Ending Balance at Dec. 31, 2013	2,882	51,385	(3,221)	(40,590)	(1,172)	€ 9,284
Ending Balance (Shares) at Dec. 31, 2013						21,789,670
Net income (loss)				(512)		€ (512)
Translation adjustment			151			151
Warrants and stock options granted or exercised		140				140
Capital increase	400	5,819				€ 6,219
Capital increase (Shares)						3,075,750
Provision for retirement indemnities			(141)			€ (141)
Ending Balance at Dec. 31, 2014	3,282	57,344	(3,211)	(41,102)	(1,172)	€ 15,141
Ending Balance (Shares) at Dec. 31, 2014						24,865,420
Net income (loss)				(1,667)		€ (1,667)
Translation adjustment			(374)			(374)
Warrants and stock options granted or exercised		62			30	92
Capital increase	66	1,153				€ 1,219
Capital increase (Shares)						518,041
Provision for retirement indemnities			18			€ 18
Ending Balance at Dec. 31, 2015	€ 3,348	€ 58,560	€ (3,567)	€ (42,769)	€ (1,142)	€ 14,430
Ending Balance (Shares) at Dec. 31, 2015						25,383,461